Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Capital Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 816
2023	681
2024	438
2025	163
2026	0
Thereafter	0
Total noncancelable payments	2,098
Less: Imputed interest expense	(127)
Present value of future minimum lease payments	$ 1,971